UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riazzi Asset Management, LLC
Address:  2331 Far Hills Avenue, Suite 200
          Oakwood, OH 45419

Form 13F File Number:  028-13326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Riazzi
Title:    Chief Executive Officer
Phone:    937-643-1000

Signature, Place, and Date of Signing:

       /s/ John Riazzi                Oakwood, OH               August 7, 2012
       ---------------                ------------              --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           59
                                         -----------

Form 13F Information Table Value Total:  $    39,292
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                  COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------------- ------------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                         TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
            NAME OF ISSUER                 CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------------- ------------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
ABBOTT LABS                            Common Stocks 002824100         451       6,990 SH       SOLE                X
ADOBE SYSTEMS                          Common Stocks 00724F101         544      16,809 SH       SOLE                X
AGNICO-EAGLE MINES                     Common Stocks 008474108         343       8,483 SH       SOLE                X
ALLIANCE BERNSTEIN                     Common Stocks 01881G106         292      23,032 SH       SOLE                X
ALTRIA GROUP                           Common Stocks 02209S103         511      14,787 SH       SOLE                X
ANNALY CAPITAL MANAGEMENT INC          Common Stocks 035710409         632      37,659 SH       SOLE                X
APPLE INC                              Common Stocks 037833100         277         475 SH       SOLE                X
ARCHER-DAN-MID                         Common Stocks 039483102         656      22,212 SH       SOLE                X
BANK OF AMERICA                        Common Stocks 060505104       1,342     164,015 SH       SOLE                X
BAYERISCHE MOTERENWE (BMW              Common Stocks D12096109         316       4,388 SH       SOLE                X
BLACKROCK INC                          Common Stocks 09247X101         244       1,438 SH       SOLE                X
BP PLC SPONS ADR                       Common Stocks 055622104       1,161      28,629 SH       SOLE                X
BRISTOL MYERS SQUIBB                   Common Stocks 110122108       2,654      73,829 SH       SOLE                X
CENTURY LINK, INC                      Common Stocks 156700106         358       9,072 SH       SOLE                X
CISCO SYSTEMS                          Common Stocks 17275R102         956      55,664 SH       SOLE                X
CITIGROUP INC                          Common Stocks 172967424         753      27,463 SH       SOLE                X
COCA-COLA CO                           Common Stocks 191216100         608       7,777 SH       SOLE                X
DOW CHEMICAL                           Common Stocks 260543103         784      24,901 SH       SOLE                X
ENERGY TRANSFER PARTNERS               Common Stocks 29273R109         811      18,352 SH       SOLE                X
EXXON MOBIL CORP                       Common Stocks 30231G102       1,179      13,777 SH       SOLE                X
FIRSTENERGY                            Common Stocks 337932107       1,108      22,515 SH       SOLE                X
FLUOR CORP                             Common Stocks 343412102         343       6,956 SH       SOLE                X
FREEPORT CORP                          Common Stocks 35671D857         364      10,695 SH       SOLE                X
GOLDMAN SACHS GROUP INC                Common Stocks 38141G104         730       7,616 SH       SOLE                X
HEINEKEN NV ADR                        Common Stocks 423012202         455      17,420 SH       SOLE                X
JANUS CAP GROUP INC                    Common Stocks 47102X105         259      33,108 SH       SOLE                X
JEFFERIES GROUP                        Common Stocks 472319102         513      39,485 SH       SOLE                X
JOHNSON & JOHNSON                      Common Stocks 478160104         250       3,695 SH       SOLE                X
KROGER CO                              Common Stocks 501044101         566      24,428 SH       SOLE                X
LABORATORY CORP                        Common Stocks 50540R409         222       2,402 SH       SOLE                X
LLOYDS TSB GROUP PLC ADR               Common Stocks 539439109         358     186,543 SH       SOLE                X
MARATHON OIL CORP                      Common Stocks 565849106         576      22,513 SH       SOLE                X
MARKET VECTORS DOUBLE SHO              Common Stocks 617480280         320       6,766 SH       SOLE                X
MICROSOFT CORP                         Common Stocks 594918104       2,978      97,359 SH       SOLE                X
MONSANTO CO NEW                        Common Stocks 61166W101         486       5,865 SH       SOLE                X
NESTLE                                 Common Stocks 641069406         547       9,154 SH       SOLE                X
NV ENERGY INC                          Common Stocks 67073Y106       1,046      59,518 SH       SOLE                X
PAYCHEX INC                            Common Stocks 704326107         827      26,326 SH       SOLE                X
PFIZER INC                             Common Stocks 717081103         917      39,880 SH       SOLE                X
PHILIP MORRIS INTERNATIONAL            Common Stocks 718172109         632       7,239 SH       SOLE                X
PLAINS ALL AMERICAN PIPEL              Common Stocks 726503105         410       5,072 SH       SOLE                X
PROCTER & GAMBL                        Common Stocks 742718109         297       4,849 SH       SOLE                X
RAYMOND JAMES FIN                      Common Stocks 754730109         754      22,026 SH       SOLE                X
ROCHE HOLD ADR                         Common Stocks 771195104         387       8,947 SH       SOLE                X
SCHLUMBERGER                           Common Stocks 806857108         940      14,480 SH       SOLE                X
SEADRILL LTD                           Common Stocks G7945E105         547      15,393 SH       SOLE                X
SEASPAN CORP                           Common Stocks Y75638109         461      26,568 SH       SOLE                X
SOUTHERN CO                            Common Stocks 842587107         378       8,160 SH       SOLE                X
SUNOCO LOGISTICS PARTNERS              Common Stocks 86764L108         669      18,456 SH       SOLE                X
SYSCO CORP                             Common Stocks 871829107         384      12,866 SH       SOLE                X
TARGET CORP                            Common Stocks 87612E106         234       4,015 SH       SOLE                X
TEEKAY TANKERS                         Common Stocks Y8565N102         251      54,985 SH       SOLE                X
TEVA PHARM. - SP - ADR                 Common Stocks 881624209         334       8,475 SH       SOLE                X
TRANSOCEAN INC NEW                     Common Stocks H8817H100         845      18,893 SH       SOLE                X
UNITED PARCEL SERVICE B                Common Stocks 911312106         879      11,165 SH       SOLE                X
VISA INC                               Common Stocks 92826C839         240       1,939 SH       SOLE                X
VODAFONE GROUP                         Common Stocks 92857W209       1,990      70,634 SH       SOLE                X
WALT DISNEY CO                         Common Stocks 254687106         676      13,945 SH       SOLE                X
WESTERN GAS PARTNERS                   Common Stocks 958254104         248       5,675 SH       SOLE                X